3. Investment Securities: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Available-for-sale Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018:

Obligations of states and
political subdivisions	$ 212,613,724	$ 3,685,239	$ (4,410,689)	$ 211,888,274
Corporate securities	130,316	181,126	--	311,442
	$ 212,744,040	$ 3,866,365	$ (4,410,689)	$ 212,199,716

December 31, 2017:
Obligations of states and
political subdivisions	$ 187,508,758	$ 7,027,704	$ (935,219)	$ 193,601,243
Mutual funds	10,261,379	263,971	(16,397)	10,508,953
Corporate securities	130,316	327,519	--	457,835
	$ 197,900,453	$ 7,619,194	$ (951,616)	$ 204,568,031